Stock Options (Details 2) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Number of options outstanding	1,325,837	970,838
Weighted average contractural life (years)	8 years 2 months 16 days	6 years 9 months 29 days
Weighted-average exercise price	$ 2.68	$ 2.03
Number of options exercisable	571,337	479,337
Weighted average contractural life (years) of options exercisable	6 years 3 months 22 days	6 years 3 months 7 days
Weighted-average exercise price of options exercisable	$ 2.39	$ 2.42
$ 0.80 Per Share [Member]
Number of options outstanding	15,000	15,000
Weighted average contractural life (years)	8 years 6 months 22 days	9 years 3 months 22 days
Weighted-average exercise price	$ 0.80	$ 0.80
Number of options exercisable	15,000	7,500
Weighted average contractural life (years) of options exercisable	8 years 6 months 22 days	9 years 3 months 22 days
Weighted-average exercise price of options exercisable	$ 0.80	$ 0.80
$ 1.32 Per Share [Member]
Number of options outstanding	50,001	50,001
Weighted average contractural life (years)	6 months 15 days	1 year 3 months 15 days
Weighted-average exercise price	$ 1.32	$ 1.32
Number of options exercisable	50,001	50,001
Weighted average contractural life (years) of options exercisable	6 months 15 days	1 year 3 months 15 days
Weighted-average exercise price of options exercisable	$ 1.32	$ 1.32
$ 1.65 Per Share [Member]
Number of options outstanding	320,000	763,334
Weighted average contractural life (years)	5 years 10 months 2 days	6 years 9 months 29 days
Weighted-average exercise price	$ 1.65	$ 1.65
Number of options exercisable	320,000	283,333
Weighted average contractural life (years) of options exercisable	8 years 1 month 28 days	8 years 4 months 2 days
Weighted-average exercise price of options exercisable	$ 1.65	$ 1.65
$ 2.30 Per Share [Member]
Number of options outstanding	2,500	2,500
Weighted average contractural life (years)	7 years 10 months 28 days	8 years 7 months 28 days
Weighted-average exercise price	$ 2.30	$ 2.30
Number of options exercisable	2,500	2,500
Weighted average contractural life (years) of options exercisable	7 years 10 months 28 days	8 years 7 months 28 days
Weighted-average exercise price of options exercisable	$ 2.30	$ 2.30
$ 2.50 Per Share [Member]
Number of options outstanding	10,000	10,000
Weighted average contractural life (years)	6 years 10 months 6 days	7 years 7 months 6 days
Weighted-average exercise price	$ 2.50	$ 2.50
Number of options exercisable	8,000	6,000
Weighted average contractural life (years) of options exercisable	6 years 10 months 6 days	7 years 7 months 6 days
Weighted-average exercise price of options exercisable	$ 2.50	$ 2.50
$ 2.55 Per Share [Member]
Number of options outstanding	33,334	33,334
Weighted average contractural life (years)	4 years 3 months 11 days	5 years 11 days
Weighted-average exercise price	$ 2.55	$ 2.55
Number of options exercisable	33,334	33,334
Weighted average contractural life (years) of options exercisable	4 years 3 months 11 days	5 years 11 days
Weighted-average exercise price of options exercisable	$ 2.55	$ 2.55
$ 2.90 Per Share [Member]
Number of options outstanding	805,000
Weighted average contractural life (years)	9 years 7 months 28 days
Weighted-average exercise price	$ 2.90
Number of options exercisable	52,500
Weighted average contractural life (years) of options exercisable	9 years 7 months 13 days
Weighted-average exercise price of options exercisable	$ 2.90
$ 3.27 Per Share [Member]
Number of options outstanding	11,667	18,334
Weighted average contractural life (years)	6 months 11 days	10 months 28 days
Weighted-average exercise price	$ 3.27	$ 3.27
Number of options exercisable	11,667	18,334
Weighted average contractural life (years) of options exercisable	6 months 11 days	10 months 28 days
Weighted-average exercise price of options exercisable	$ 3.27	$ 3.27
$ 4.98 Per Share [Member]
Number of options outstanding	16,667	16,667
Weighted average contractural life (years)	3 years 9 months 11 days	4 years 6 months 11 days
Weighted-average exercise price	$ 4.98	$ 4.98
Number of options exercisable	16,667	16,667
Weighted average contractural life (years) of options exercisable	3 years 9 months 11 days	4 years 6 months 11 days
Weighted-average exercise price of options exercisable	$ 4.98	$ 4.98
$ 5.94 Per Share [Member]
Number of options outstanding	50,001	50,001
Weighted average contractural life (years)	6 years 6 months 26 days	7 years 3 months 26 days
Weighted-average exercise price	$ 5.94	$ 5.94
Number of options exercisable	50,001	50,001
Weighted average contractural life (years) of options exercisable	6 years 6 months 26 days	7 years 3 months 26 days
Weighted-average exercise price of options exercisable	$ 5.94	$ 5.94
$ 6.51 Per Share [Member]
Number of options outstanding	11,667	11,677
Weighted average contractural life (years)	3 months 29 days	1 year 3 months 29 days
Weighted-average exercise price	$ 6.51	$ 6.51
Number of options exercisable	11,667	11,667
Weighted average contractural life (years) of options exercisable	3 months 29 days	1 year 3 months 29 days
Weighted-average exercise price of options exercisable	$ 6.51	$ 6.51